Commitments and contingencies - Estimates of Future Commitments (Detail) $ in Thousands	Jun. 30, 2022 USD ($)	Nov. 17, 2020 lawsuit
Commitments Disclosure [Line Items]
Year 1	$ 357,346
Year 2	205,699
Year 3	177,456
Year 4	139,426
Year 5	98,402
Thereafter	1,106,666
Total	2,084,995
Power purchase
Commitments Disclosure [Line Items]
Year 1	110,990
Year 2	53,417
Year 3	53,594
Year 4	32,367
Year 5	12,397
Thereafter	148,887
Total	411,652
Gas supply and service agreements
Commitments Disclosure [Line Items]
Year 1	108,351
Year 2	80,109
Year 3	52,985
Year 4	38,258
Year 5	25,596
Thereafter	166,289
Total	471,588
Service agreements
Commitments Disclosure [Line Items]
Year 1	66,323
Year 2	58,865
Year 3	57,395
Year 4	55,144
Year 5	46,585
Thereafter	323,799
Total	608,111
Capital projects
Commitments Disclosure [Line Items]
Year 1	58,522
Year 2	0
Year 3	0
Year 4	0
Year 5	0
Thereafter	0
Total	58,522
Land easements and others
Commitments Disclosure [Line Items]
Year 1	13,160
Year 2	13,308
Year 3	13,482
Year 4	13,657
Year 5	13,824
Thereafter	467,691
Total	$ 535,122
Mountain View Fire
Commitments Disclosure [Line Items]
Number of active lawsuits | lawsuit		10
Number of lawsuits filed by groups of individual plaintiffs | lawsuit		5
Number of lawsuits filed by insurance companies | lawsuit		3